Other current receivables (Tables)	12 Months Ended
Dec. 31, 2024
Other current receivables.
Other current receivables

	As of
	December 31,
In CHF thousands	2024	2023
Other current receivable	144	45
Swiss VAT	271	259
Withholding tax	689	318
Total other current receivables	1,104	622